Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(6)  Income Taxes

The components of the benefit for income taxes are as follows:

	For the Year Ended
	December 31,
	2011	2010
Current benefit: federal	$-	$23,710
Current benefit: state	-	-
Total current benefit	-	23,710

Deferred provision: federal	-	-
Deferred provision: state	-	-
Total deferred provision	-	-

Total benefit for income taxes	$-	$23,710

 Significant items making up the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2010 are as follows:

	December 31,
Current deferred taxes:	2011	2010
Accounts receivable allowance	$3,787	$-
Other accruals	47,631	56,344
Less: valuation allowance	(51,418)	(56,344)
Total current deferred tax assets (liabilities)	$-	$-

Long term deferred taxes:
Accelerated tax depreciation	$29,524	$29,472
Non-cash, stock-based compensation, nonqualified	387,676	389,975
Goodwill and intangibles	(52,763)	(73,450)
Operating loss carryforwards and tax credits	6,519,386	5,357,221
Less: valuation allowance	(6,883,823)	(5,703,218)
Total long term deferred tax assets (liabilities), net	-	-
Total net deferred tax liabilities	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.  Accordingly, a valuation allowance was established in 2011 and 2010 for the full amount of our deferred tax assets due to the uncertainty of realization.  We believe based on our projection of future taxable operating income for the foreseeable future, it is more likely than not that we will not be able to realize the benefit of the deferred tax asset at December 31, 2011.  The benefit that was realized in 2010 related to legislation within the Housing Assistance Tax Act of 2008 which provided taxpayers the option to elect to claim refundable tax credits in exchange for foregoing bonus depreciation.

We had net operating loss carry-forwards for federal income tax purposes of $10,921,054 as of December 31, 2011.  Included in these numbers are loss carry-forwards that were obtained through the acquisition of BioSeq, Inc. and are subject to Section 382 NOL limitations.  These net operating loss carry-forwards expire at various dates from 2012 through 2031.  We have not performed a Section 382 analysis but we estimate that approximately $50,000 of the restricted net operating loss carry-forwards will become available each year until 2031 once we generate taxable income.

We are considering whether the sale of capital stock and warrants in connection with our private placements and registered direct offering completed in 2009, 2010 and 2011 will result in further limitations of our net operating losses under Section 382.

We had net operating loss carry-forwards for state income tax purposes of approximately $18,986,747 at December 31, 2011.  These net operating loss carry-forwards expire at various dates from 2012 through 2031.

Our effective income tax (benefit) provision rate was different than the statutory federal income tax (benefit) provision rate as follows:

For the Year Ended
December 31,
	2011	2010
Federal tax benefit rate	34%	34%
Permanent differences	2%	1%
State tax expense	0%	0%
Refundable AMT and R&D tax credit	0%	(1) %
Net operating loss carryback	0%	0%
Valuation allowance	(36) %	(35) %
Effective income tax benefit (provision) rate from continuing operations	0%	(1) %